Revenues and other income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and other income
Revenues from joint operations acquired	€ 87
Recovery of cost share of right-of-use assets pertaining to partners of unincorporated joint operations	160	€ 194	€ 121
Reimbursement of past and expected costs incurred for environmental sustainability	€ 1,048